UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02192
BNY Mellon Sustainable U.S. Equity Fund, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
5/31
Date of reporting period:
11/30/24
ITEM 1 - Reports to Stockholders
BNY Mellon Sustainable U.S. Equity Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class A – DTCAX
This semi-annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$51	0.95%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$501	45	12.77%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0207SA1124

BNY Mellon Sustainable U.S. Equity Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class C – DTCCX
This semi-annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$90	1.70%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$501	45	12.77%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0209SA1124

BNY Mellon Sustainable U.S. Equity Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class I – DRTCX
This semi-annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.69%*
*	Annualized.
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$501	45	12.77%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0210SA1124

BNY Mellon Sustainable U.S. Equity Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class Y – DTCYX
This semi-annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$37	0.70%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$501	45	12.77%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0309SA1124

BNY Mellon Sustainable U.S. Equity Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class Z – DRTHX
This semi-annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$40	0.75%*
*	Annualized.
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$501	45	12.77%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0035SA1124

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Sustainable U.S. Equity Fund, Inc.
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
November 30, 2024

Class	Ticker
A	DTCAX
C	DTCCX
I	DRTCX
Y	DTCYX
Z	DRTHX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Sustainable U.S. Equity Fund, Inc.
Statement of Investments
November 30, 2024 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.5%
Banks — 5.7%
First Horizon Corp.	376,509	7,955,635
JPMorgan Chase & Co.	81,784	20,423,101
		28,378,736
Capital Goods — 12.3%
AECOM	67,990	7,952,790
GE Vernova, Inc. (a)	36,365	12,150,274
Hubbell, Inc.	24,860	11,437,837
Ingersoll Rand, Inc.	121,285	12,634,259
Johnson Controls International PLC	81,305	6,818,237
Trane Technologies PLC	25,355	10,553,258
		61,546,655
Commercial & Professional Services — 3.1%
Veralto Corp.	61,173	6,618,307
Waste Management, Inc.	38,071	8,688,563
		15,306,870
Consumer Discretionary Distribution & Retail — 4.8%
Amazon.com, Inc. (a)	115,268	23,963,065
Consumer Durables & Apparel — .9%
Lululemon Athletica, Inc. (a)	14,415	4,622,314
Consumer Staples Distribution & Retail — 3.1%
Costco Wholesale Corp.	16,023	15,572,433
Financial Services — 5.0%
Mastercard, Inc., Cl. A	24,840	13,238,230
The Goldman Sachs Group, Inc.	19,569	11,909,106
		25,147,336
Food, Beverage & Tobacco — 2.4%
Darling Ingredients, Inc. (a)	117,501	4,762,316
PepsiCo, Inc.	45,220	7,391,209
		12,153,525
Health Care Equipment & Services — 6.7%
Alcon AG	85,390	7,586,902
Boston Scientific Corp. (a)	139,114	12,612,075
Dexcom, Inc. (a)	64,154	5,003,370
UnitedHealth Group, Inc.	13,513	8,245,633
		33,447,980
Insurance — 4.3%
Assurant, Inc.	21,890	4,971,219
RenaissanceRe Holdings Ltd.	34,471	9,863,876
The Progressive Corp.	25,111	6,751,846
		21,586,941
Materials — 2.6%
Crown Holdings, Inc.	65,465	6,028,672
Linde PLC	15,104	6,962,793
		12,991,465
Media & Entertainment — 3.9%
Alphabet, Inc., Cl. A	115,963	19,591,949
Pharmaceuticals, Biotechnology & Life Sciences — 7.8%
AbbVie, Inc.	40,757	7,455,678

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 7.8% (continued)
Danaher Corp.	37,836	9,068,911
Eli Lilly & Co.	7,800	6,203,730
Illumina, Inc. (a)	51,430	7,413,635
Zoetis, Inc.	51,870	9,090,217
		39,232,171
Semiconductors & Semiconductor Equipment — 11.4%
Micron Technology, Inc.	71,866	7,039,275
NVIDIA Corp.	328,704	45,443,328
Texas Instruments, Inc.	22,612	4,545,690
		57,028,293
Software & Services — 13.5%
Accenture PLC, Cl. A	24,334	8,817,912
Akamai Technologies, Inc. (a)	54,191	5,095,038
Intuit, Inc.	18,169	11,659,592
Microsoft Corp.	86,121	36,468,799
Roper Technologies, Inc.	9,660	5,471,810
		67,513,151
Technology Hardware & Equipment — 8.2%
Apple, Inc.	147,290	34,956,335
TE Connectivity Ltd.	39,581	5,981,481
		40,937,816
Utilities — 3.8%
Constellation Energy Corp.	42,846	10,992,570
NextEra Energy, Inc.	104,289	8,204,415
		19,196,985
Total Common Stocks (cost $272,522,097)		498,217,685

	1-Day Yield (%)
Investment Companies — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $2,643,062)	4.67	2,643,062	2,643,062
Total Investments (cost $275,165,159)		100.0%	500,860,747
Liabilities, Less Cash and Receivables		(.0)%	(122,001)
Net Assets		100.0%	500,738,746

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 5/31/2024	Purchases ($)†	Sales ($)	Value ($) 11/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .5%	2,923,889	28,217,675	(28,498,502)	2,643,062	101,829

†	Includes reinvested dividends/distributions.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2024 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	272,522,097	498,217,685
Affiliated issuers	2,643,062	2,643,062
Dividends receivable		247,965
Receivable for shares of Common Stock subscribed		4,240
Prepaid expenses		41,227
		501,154,179
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		305,620
Payable for shares of Common Stock redeemed		31,527
Directors’ fees and expenses payable		5,542
Other accrued expenses		72,744
		415,433
Net Assets ($)		500,738,746
Composition of Net Assets ($):
Paid-in capital		218,827,564
Total distributable earnings (loss)		281,911,182
Net Assets ($)		500,738,746

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	37,682,191	1,163,626	45,540,897	357,596	415,994,436
Shares Outstanding	1,860,464	72,396	2,173,399	16,960	19,780,536
Net Asset Value Per Share ($)	20.25	16.07	20.95	21.08	21.03
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2024 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	2,009,005
Affiliated issuers	101,829
Interest	479
Total Income	2,111,313
Expenses:
Management fee—Note 3(a)	1,436,264
Shareholder servicing costs—Note 3(c)	226,984
Professional fees	62,412
Registration fees	41,029
Directors’ fees and expenses—Note 3(d)	10,859
Chief Compliance Officer fees—Note 3(c)	9,078
Prospectus and shareholders’ reports	7,365
Loan commitment fees—Note 2	5,638
Custodian fees—Note 3(c)	4,753
Distribution fees—Note 3(b)	4,093
Miscellaneous	14,821
Total Expenses	1,823,296
Less—reduction in expenses due to undertaking—Note 3(a)	(4,436)
Net Expenses	1,818,860
Net Investment Income	292,453
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	23,983,349
Net change in unrealized appreciation (depreciation) on investments	33,697,491
Net Realized and Unrealized Gain (Loss) on Investments	57,680,840
Net Increase in Net Assets Resulting from Operations	57,973,293
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024

Operations ($):
Net investment income	292,453	1,469,747
Net realized gain (loss) on investments	23,983,349	30,867,747
Net change in unrealized appreciation (depreciation) on investments	33,697,491	78,817,042
Net Increase (Decrease) in Net Assets Resulting from Operations	57,973,293	111,154,536
Distributions ($):
Distributions to shareholders:
Class A	-	(1,004,625)
Class C	-	(37,394)
Class I	-	(1,374,769)
Class Y	-	(9,264)
Class Z	-	(11,382,825)
Total Distributions	-	(13,808,877)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,204,069	2,786,947
Class C	53,059	81,911
Class I	2,614,649	7,452,978
Class Y	21,395	6,794
Class Z	608,881	1,283,022
Distributions reinvested:
Class A	-	938,150
Class C	-	37,394
Class I	-	804,649
Class Y	-	4,171
Class Z	-	10,825,628
Cost of shares redeemed:
Class A	(2,423,108)	(4,965,143)
Class C	(51,515)	(615,160)
Class I	(9,254,991)	(11,545,646)
Class Y	(12,987)	(63,311)
Class Z	(13,594,556)	(26,349,146)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(20,835,104)	(19,316,762)
Total Increase (Decrease) in Net Assets	37,138,189	78,028,897
Net Assets ($):
Beginning of Period	463,600,557	385,571,660
End of Period	500,738,746	463,600,557

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024

Capital Share Transactions (Shares):
Class A(a)
Shares sold	63,688	172,203
Shares issued for distributions reinvested	-	62,627
Shares redeemed	(128,340)	(312,717)
Net Increase (Decrease) in Shares Outstanding	(64,652)	(77,887)
Class C
Shares sold	3,516	6,590
Shares issued for distributions reinvested	-	3,121
Shares redeemed	(3,479)	(48,729)
Net Increase (Decrease) in Shares Outstanding	37	(39,018)
Class I(a)
Shares sold	132,497	453,689
Shares issued for distributions reinvested	-	52,047
Shares redeemed	(473,917)	(715,498)
Net Increase (Decrease) in Shares Outstanding	(341,420)	(209,762)
Class Y
Shares sold	1,030	420
Shares issued for distributions reinvested	-	268
Shares redeemed	(675)	(4,052)
Net Increase (Decrease) in Shares Outstanding	355	(3,364)
Class Z(a)
Shares sold	30,215	78,116
Shares issued for distributions reinvested	-	697,527
Shares redeemed	(692,962)	(1,618,969)
Net Increase (Decrease) in Shares Outstanding	(662,747)	(843,326)

(a)
During the period ended November 30, 2024, 1,214 Class Z shares representing $23,627 were exchanged for 1,218 Class I shares and during the period ended
May 31, 2024, 3,354 Class A shares representing $55,841 were exchanged for 3,248 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	17.97	14.29	16.02	17.31	13.04	11.39
Investment Operations:
Net investment income (loss)(a)	(.01 )	.03	.07	.04	.09	.10
Net realized and unrealized gain (loss) on investments	2.29	4.17	(.09 )	(.53 )	4.67	1.89
Total from Investment Operations	2.28	4.20	(.02 )	(.49 )	4.76	1.99
Distributions:
Dividends from net investment income	-	(.08 )	(.04 )	(.08 )	(.10 )	(.18 )
Dividends from net realized gain on investments	-	(.44 )	(1.67)	(.72 )	(.39 )	(.16 )
Total Distributions	-	(.52 )	(1.71)	(.80 )	(.49 )	(.34 )
Net asset value, end of period	20.25	17.97	14.29	16.02	17.31	13.04
Total Return (%)(b)	12.69 (c)	30.16	.38	(3.50)	37.09	17.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.97 (d)	1.00	1.01	.97	.99	1.02
Ratio of net expenses to average net assets	.95 (d)	.93	.95	.95	.95	.95
Ratio of net investment income (loss) to average net assets	(.07 )(d)	.17	.50	.21	.57	.80
Portfolio Turnover Rate	12.77 (c)	30.51	21.98	24.86	30.42	36.37
Net Assets, end of period ($ x 1,000)	37,682	34,588	28,629	34,673	43,901	31,351

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
See notes to financial statements.

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	14.31	11.49	13.28	14.51	10.99	9.60
Investment Operations:
Net investment income (loss)(a)	(.06 )	(.07 )	(.03 )	(.08 )	(.02 )	.01
Net realized and unrealized gain (loss) on investments	1.82	3.33	(.09 )	(.43 )	3.93	1.58
Total from Investment Operations	1.76	3.26	(.12 )	(.51 )	3.91	1.59
Distributions:
Dividends from net investment income	-	-	-	-	-	(.04 )
Dividends from net realized gain on investments	-	(.44 )	(1.67)	(.72 )	(.39 )	(.16 )
Total Distributions	-	(.44 )	(1.67)	(.72 )	(.39 )	(.20 )
Net asset value, end of period	16.07	14.31	11.49	13.28	14.51	10.99
Total Return (%)(b)	12.30 (c)	29.13	(.34 )	(4.23)	35.98	16.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.85 (d)	1.87	1.87	1.80	1.83	1.82
Ratio of net expenses to average net assets	1.70 (d)	1.68	1.70	1.70	1.70	1.70
Ratio of net investment income (loss) to average net assets	(.82 )(d)	(.57 )	(.25 )	(.54 )	(.16 )	.07
Portfolio Turnover Rate	12.77 (c)	30.51	21.98	24.86	30.42	36.37
Net Assets, end of period ($ x 1,000)	1,164	1,036	1,280	1,691	1,736	2,351

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	18.56	14.75	16.50	17.80	13.38	11.68
Investment Operations:
Net investment income(a)	.02	.07	.11	.09	.13	.14
Net realized and unrealized gain (loss) on investments	2.37	4.30	(.10 )	(.55 )	4.81	1.94
Total from Investment Operations	2.39	4.37	.01	(.46 )	4.94	2.08
Distributions:
Dividends from net investment income	-	(.12 )	(.09 )	(.12 )	(.13 )	(.22 )
Dividends from net realized gain on investments	-	(.44 )	(1.67)	(.72 )	(.39 )	(.16 )
Total Distributions	-	(.56 )	(1.76)	(.84 )	(.52 )	(.38 )
Net asset value, end of period	20.95	18.56	14.75	16.50	17.80	13.38
Total Return (%)	12.88 (b)	30.41	.62	(3.26)	37.43	17.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69 (c)	.72	.73	.70	.72	.72
Ratio of net expenses to average net assets	.69 (c)	.69	.70	.70	.70	.70
Ratio of net investment income to average net assets	.20 (c)	.42	.75	.47	.81	1.04
Portfolio Turnover Rate	12.77 (b)	30.51	21.98	24.86	30.42	36.37
Net Assets, end of period ($ x 1,000)	45,541	46,683	40,185	77,438	68,681	35,247

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	18.68	14.84	16.59	17.89	13.45	11.66
Investment Operations:
Net investment income(a)	.02	.07	.12	.09	.07	.14
Net realized and unrealized gain (loss) on investments	2.38	4.33	(.10 )	(.55 )	4.89	1.93
Total from Investment Operations	2.40	4.40	.02	(.46 )	4.96	2.07
Distributions:
Dividends from net investment income	-	(.12 )	(.10 )	(.12 )	(.13 )	(.12 )
Dividends from net realized gain on investments	-	(.44 )	(1.67)	(.72 )	(.39 )	(.16 )
Total Distributions	-	(.56 )	(1.77)	(.84 )	(.52 )	(.28 )
Net asset value, end of period	21.08	18.68	14.84	16.59	17.89	13.45
Total Return (%)	12.85 (b)	30.42	.66	(3.24)	37.38	17.70
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73 (c)	.73	.69	.67	.74	.71
Ratio of net expenses to average net assets	.70 (c)	.68	.69	.67	.70	.70
Ratio of net investment income to average net assets	.18 (c)	.42	.76	.49	.57	1.13
Portfolio Turnover Rate	12.77 (b)	30.51	21.98	24.86	30.42	36.37
Net Assets, end of period ($ x 1,000)	358	310	296	19,199	27,882	205

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
Class Z Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	18.64	14.81	16.56	17.86	13.43	11.68
Investment Operations:
Net investment income(a)	.01	.06	.10	.08	.12	.13
Net realized and unrealized gain (loss) on investments	2.38	4.32	(.09 )	(.55 )	4.82	1.94
Total from Investment Operations	2.39	4.38	.01	(.47 )	4.94	2.07
Distributions:
Dividends from net investment income	-	(.11 )	(.09 )	(.11 )	(.12 )	(.16 )
Dividends from net realized gain on investments	-	(.44 )	(1.67)	(.72 )	(.39 )	(.16 )
Total Distributions	-	(.55 )	(1.76)	(.83 )	(.51 )	(.32 )
Net asset value, end of period	21.03	18.64	14.81	16.56	17.86	13.43
Total Return (%)	12.82 (b)	30.36	.58	(3.29)	37.38	17.65
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75 (c)	.77	.77	.74	.76	.79
Ratio of net expenses to average net assets	.75 (c)	.74	.75	.74	.75	.77
Ratio of net investment income to average net assets	.13 (c)	.37	.69	.42	.77	1.00
Portfolio Turnover Rate	12.77 (b)	30.51	21.98	24.86	30.42	36.37
Net Assets, end of period ($ x 1,000)	415,994	380,984	315,181	337,126	365,956	284,793

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek to long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser” or “NIM”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC (“NIMNA”), which enables NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of NIM and the Adviser. NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, MA 02108. NIMNA is an indirect wholly-owned subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	498,217,685	—	—	498,217,685
Investment Companies	2,643,062	—	—	2,643,062

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Sustainable Investment Approach Risk: The fund’s sustainable investment approach may cause it to make different investments than funds that invest principally in equity securities of U.S. companies that do not incorporate sustainable investment criteria when selecting investments.  Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate similar criteria. For example, the incorporation of sustainable investment criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of sustainable investment criteria may also affect the fund’s exposure to certain sectors and/or types of investments, and may adversely impact the fund’s performance depending on whether such sectors or investments are in or out of favor in the market. NIM’s security selection process incorporates ESG data provided by third parties, which may be limited for certain companies and/or only take into account one or a few ESG related components.  In addition, ESG data may include qualitative and/or quantitative measures, and consideration of the data may be subjective. Different methodologies may be used by the various data sources that provide ESG data. ESG data from third parties used by NIM as part of its sustainable investment process often lacks standardization, consistency and transparency, and for certain companies such data may not be available, complete or accurate. NIM’s evaluation of ESG factors relevant to a particular company may be adversely affected in such instances. As a result, the fund’s investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources or utilize other methodologies.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended November 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2024, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended May 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2024 were as follows: ordinary income $2,799,472 and long-term capital gains $11,009,405. The tax character of current year distributions will be determined at the end of the current fiscal year.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2024, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the Agreement, if in any fiscal year, the aggregate expenses of Class Z shares (excluding taxes, brokerage fees, interest on borrowings and extraordinary expenses) exceed 1½% of the value of the average daily net assets of Class Z shares, the fund may deduct these expenses from payments to be made to the Adviser, or the Adviser will bear such excess expense. During the period ended November 30, 2024, there was no expense reimbursement pursuant to the Agreement.
The Adviser has contractually agreed, from June 1, 2024 through September 30, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceed .70% of the value of the fund’s average daily net assets. On or after September 30, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $4,436 during the period ended November 30, 2024.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
During the period ended November 30, 2024, the Distributor retained $272 from commissions earned on sales of the fund’s Class A shares and $9 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended November 30, 2024, Class C shares were charged $4,093 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2024, Class A and Class C shares were charged $45,149 and $1,364, respectively, pursuant to the Shareholder Services Plan.
Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2024, Class Z shares were charged $108,005 pursuant to the Shareholder Services Plan.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2024, the fund was charged $44,934 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2024, the fund was charged $4,753 pursuant to the custody agreement.
During the period ended November 30, 2024, the fund was charged $9,078 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $243,699, Distribution Plan fees of $707, Shareholder Services Plan fees of $32,384, Custodian fees of $3,226, Chief Compliance Officer fees of $2,774 and Transfer Agent fees of $23,565, which are offset against an expense reimbursement currently in effect in the amount of $735.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2024, amounted to $60,435,405 and $80,795,035, respectively.
At November 30, 2024, accumulated net unrealized appreciation on investments was $225,695,588, consisting of $233,542,498 gross unrealized appreciation and $7,846,910 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors held on August 14-15, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management Limited (the “Sub-Adviser” or “NIM”) provides day-to-day management of the fund’s investments and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and the Sub-Investment Advisory Agreement, the “Agreements”), between NIM and Newton Investment Management North America, LLC (“NIMNA”), pursuant to which NIMNA provides certain advisory services to NIM for the benefit of the fund, including, but not limited to, portfolio management services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional large-cap core funds selected by Broadridge as comparable to the fund (the “Performance Group 1”) and with a broader group of funds consisting of all retail and institutional large-cap core funds (the “Performance Universe”), all for various periods ended June 30, 2024; (2) at the request of the Adviser, the performance of the fund’s Class I shares with the performance of a second group of institutional large-cap core funds with an above average Morningstar ESG (environmental, social and governance) Sustainable Ranking selected by Broadridge (the “Performance Group 2”), all for various periods ended June 30, 2024; and (3) the fund’s actual and contractual management fees and total expenses with those of two groups of comparable funds, one identical to Performance Group 1 (the “Expense Group 1”) and the other identical to Performance Group 2 (the “Expense Group 2”), and with a broader group of funds consisting of all institutional large-cap core funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Groups and Performance Universe and the Expense Groups and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group 1 median for each period, except for the three-, four-, and ten-year periods when the fund’s total return performance was below the Performance Group 1 median, and was equal to or above the Performance Group 2 for each period, except for the three-year period when the fund’s total return performance was below the Performance Group 2 median, and was below the Performance Universe medians for each period, except for the one- and five-year periods when the fund’s total

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
return performance was above the Performance Universe median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board also noted that the fund had a four-star rating from Morningstar for the five-year period based on Morningstar’s risk-adjusted return measures.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was equal to the Expense Group 1 median and lower than the Expense Group 2 median contractual management fee, the fund’s actual management fee was lower than the Expense Group 1 median, lower than the Expense Group 2 median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were slightly lower than the Expense Group 1 median, lower than the Expense Group 2 median and slightly higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until September 30, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed ..70% of the fund’s average daily net assets.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.
●The Board generally was satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2025 BNY Mellon Securities Corporation
Code-0035NCSRSA1124

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Sustainable U.S. Equity Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 17, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: January 17, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)